UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06444

Legg Mason Partners Investment Trust

(Exact name of registrant as specified in charter)

One Madison Avenue, 17th Floor, New York, NY 10010

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-6LM-FUND/656-3863

Date of fiscal year end: October 31

Date of reporting period: April 30, 2026

ITEM 1.	REPORT TO STOCKHOLDERS.

(a)	The Report to Shareholders is filed herewith

ClearBridge Mid Cap Growth Fund
Class A [LBGAX]	Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about ClearBridge Mid Cap Growth Fund for the period November 1, 2025, to April 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$57	1.15%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Total Net Assets	$279,233,833
Total Number of Portfolio Holdings	75
Portfolio Turnover Rate	9%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
ClearBridge Mid Cap Growth Fund	PAGE 1	7019-STSR-0626

ClearBridge Mid Cap Growth Fund
Class C [LBGCX]	Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about ClearBridge Mid Cap Growth Fund for the period November 1, 2025, to April 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$94	1.90%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Total Net Assets	$279,233,833
Total Number of Portfolio Holdings	75
Portfolio Turnover Rate	9%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
ClearBridge Mid Cap Growth Fund	PAGE 1	7020-STSR-0626

ClearBridge Mid Cap Growth Fund
Class R [LCMRX]	Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about ClearBridge Mid Cap Growth Fund for the period November 1, 2025, to April 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R	$72	1.45%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Total Net Assets	$279,233,833
Total Number of Portfolio Holdings	75
Portfolio Turnover Rate	9%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
ClearBridge Mid Cap Growth Fund	PAGE 1	7104-STSR-0626

ClearBridge Mid Cap Growth Fund
Class I [LBGIX]	Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about ClearBridge Mid Cap Growth Fund for the period November 1, 2025, to April 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class I	$42	0.85%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Total Net Assets	$279,233,833
Total Number of Portfolio Holdings	75
Portfolio Turnover Rate	9%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
ClearBridge Mid Cap Growth Fund	PAGE 1	7023-STSR-0626

ClearBridge Mid Cap Growth Fund
Class IS [LCMIX]	Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about ClearBridge Mid Cap Growth Fund for the period November 1, 2025, to April 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class IS	$37	0.75%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Total Net Assets	$279,233,833
Total Number of Portfolio Holdings	75
Portfolio Turnover Rate	9%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
ClearBridge Mid Cap Growth Fund	PAGE 1	7105-STSR-0626

(b)	Not applicable

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

ClearBridge
Mid Cap Growth Fund
Financial Statements and Other Important Information
Semi-Annual  | April 30, 2026

If you need assistance accessing this content, please reach out to your sales representative or send an email to accessibility@franklintempleton.com.

franklintempleton.com
Financial Statements and Other Important Information — Semi-Annual

Schedule of Investments (unaudited)
April 30, 2026
 ClearBridge Mid Cap Growth Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 99.3%
Communication Services — 3.6%
Entertainment — 2.9%
Live Nation Entertainment Inc.	41,541	$6,560,986 *
ROBLOX Corp., Class A Shares	27,100	1,497,546 *
Total Entertainment		8,058,532
Interactive Media & Services — 0.7%
Reddit Inc., Class A Shares	13,502	1,987,899 *

Total Communication Services		10,046,431
Consumer Discretionary — 17.8%
Broadline Retail — 1.3%
MercadoLibre Inc.	2,048	3,671,306 *
Hotels, Restaurants & Leisure — 9.8%
Cava Group Inc.	36,300	3,390,783 *
DraftKings Inc., Class A Shares	59,167	1,379,775 *
Expedia Group Inc.	10,817	2,686,618
Hilton Worldwide Holdings Inc.	24,214	7,847,031
Royal Caribbean Cruises Ltd.	23,213	6,122,661
Viking Holdings Ltd.	36,900	3,022,479 *
Wingstop Inc.	16,900	2,772,614
Total Hotels, Restaurants & Leisure		27,221,961
Household Durables — 1.0%
Somnigroup International Inc.	35,800	2,715,788
Specialty Retail — 5.7%
Burlington Stores Inc.	20,737	6,636,048 *
Carvana Co.	16,399	6,490,724 *
Chewy Inc., Class A Shares	114,827	2,918,902 *
Total Specialty Retail		16,045,674

Total Consumer Discretionary		49,654,729
Consumer Staples — 4.5%
Consumer Staples Distribution & Retail — 4.5%
Casey’s General Stores Inc.	9,105	7,485,676
Performance Food Group Co.	57,413	5,199,321 *

Total Consumer Staples		12,684,997
Energy — 4.6%
Energy Equipment & Services — 1.9%
Baker Hughes Co.	76,831	5,352,816
Oil, Gas & Consumable Fuels — 2.7%
Diamondback Energy Inc.	15,878	3,264,993
See Notes to Financial Statements.
ClearBridge Mid Cap Growth Fund 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
April 30, 2026
 ClearBridge Mid Cap Growth Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Oil, Gas & Consumable Fuels — continued
EQT Corp.	68,148	$4,094,332
Total Oil, Gas & Consumable Fuels		7,359,325

Total Energy		12,712,141
Financials — 5.7%
Capital Markets — 5.1%
Ares Management Corp., Class A Shares	21,441	2,517,173
MSCI Inc.	6,803	4,023,362
Raymond James Financial Inc.	24,327	3,851,451
Robinhood Markets Inc., Class A Shares	16,200	1,180,818 *
Tradeweb Markets Inc., Class A Shares	22,511	2,549,371
Total Capital Markets		14,122,175
Financial Services — 0.3%
Shift4 Payments Inc., Class A Shares	21,441	949,407 *
Insurance — 0.3%
Ryan Specialty Holdings Inc.	26,696	928,220

Total Financials		15,999,802
Health Care — 12.8%
Biotechnology — 3.4%
Alnylam Pharmaceuticals Inc.	8,959	2,772,721 *
Argenx SE, ADR	4,818	3,766,327 *
Natera Inc.	14,638	3,017,770 *
Total Biotechnology		9,556,818
Health Care Equipment & Supplies — 4.0%
IDEXX Laboratories Inc.	8,456	4,742,125 *
Insulet Corp.	13,278	2,285,675 *
STERIS PLC	19,032	4,127,660
Total Health Care Equipment & Supplies		11,155,460
Health Care Providers & Services — 2.0%
Cencora Inc.	13,193	4,063,576
Tenet Healthcare Corp.	8,000	1,416,960 *
Total Health Care Providers & Services		5,480,536
Health Care Technology — 0.8%
Doximity Inc., Class A Shares	91,694	2,241,001 *
Life Sciences Tools & Services — 2.6%
Bio-Techne Corp.	47,041	2,602,308
Medpace Holdings Inc.	2,500	1,046,650 *
Mettler-Toledo International Inc.	2,795	3,568,125 *
Total Life Sciences Tools & Services		7,217,083

Total Health Care		35,650,898
See Notes to Financial Statements.

ClearBridge Mid Cap Growth Fund 2026 Semi-Annual Report

 ClearBridge Mid Cap Growth Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Industrials — 28.6%
Aerospace & Defense — 4.3%
Axon Enterprise Inc.	11,000	$4,419,360 *
Howmet Aerospace Inc.	20,596	5,005,652
Kratos Defense & Security Solutions Inc.	20,300	1,279,915 *
Rocket Lab Corp.	15,300	1,262,403 *
Total Aerospace & Defense		11,967,330
Air Freight & Logistics — 0.8%
GXO Logistics Inc.	40,910	2,337,188 *
Building Products — 0.8%
Advanced Drainage Systems Inc.	14,337	2,139,797
Commercial Services & Supplies — 2.6%
Clean Harbors Inc.	13,502	4,221,805 *
Copart Inc.	91,341	3,024,301 *
Total Commercial Services & Supplies		7,246,106
Construction & Engineering — 4.2%
API Group Corp.	48,500	2,217,420 *
Comfort Systems USA Inc.	3,504	6,448,236
WillScot Holdings Corp.	137,034	3,102,450
Total Construction & Engineering		11,768,106
Electrical Equipment — 7.1%
AMETEK Inc.	17,627	4,151,159
Vertiv Holdings Co., Class A Shares	47,400	15,570,426
Total Electrical Equipment		19,721,585
Ground Transportation — 2.0%
XPO Inc.	24,939	5,489,822 *
Machinery — 2.9%
RBC Bearings Inc.	13,679	8,194,952 *
Trading Companies & Distributors — 3.9%
Ferguson Enterprises Inc.	12,575	3,366,453
United Rentals Inc.	7,983	7,662,403
Total Trading Companies & Distributors		11,028,856

Total Industrials		79,893,742
Information Technology — 15.9%
Electronic Equipment, Instruments & Components — 1.5%
Teledyne Technologies Inc.	6,288	4,061,105 *
IT Services — 1.3%
Cloudflare Inc., Class A Shares	11,620	2,381,751 *
MongoDB Inc.	5,361	1,344,700 *
Total IT Services		3,726,451
See Notes to Financial Statements.
ClearBridge Mid Cap Growth Fund 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
April 30, 2026
 ClearBridge Mid Cap Growth Fund
(Percentages shown based on Fund net assets)
Security		Shares	Value

Semiconductors & Semiconductor Equipment — 5.6%
	Entegris Inc.	19,096	$2,699,792
	Monolithic Power Systems Inc.	8,034	12,970,170
Total Semiconductors & Semiconductor Equipment			15,669,962
Software — 6.6%
	AppLovin Corp., Class A Shares	8,983	4,009,562 *
	Datadog Inc., Class A Shares	40,342	5,332,809 *
	DocuSign Inc.	23,813	1,095,160 *
	Fortinet Inc.	19,866	1,674,902 *
	Guidewire Software Inc.	11,134	1,540,834 *
	HubSpot Inc.	8,033	1,781,398 *
	Rubrik Inc., Class A Shares	57,810	3,074,336 *
Total Software			18,509,001
Technology Hardware, Storage & Peripherals — 0.9%
	Everpure Inc., Class A Shares	33,759	2,412,081 *

Total Information Technology			44,378,600
Materials — 2.1%
Construction Materials — 2.1%
	Martin Marietta Materials Inc.	9,676	5,990,121

Real Estate — 1.4%
Real Estate Management & Development — 0.6%
	Jones Lang LaSalle Inc.	5,155	1,639,960 *
Specialized REITs — 0.8%
	SBA Communications Corp.	10,072	2,227,927

Total Real Estate			3,867,887
Utilities — 2.3%
Independent Power and Renewable Electricity Producers — 2.3%
	Vistra Corp.	39,780	6,278,875
Total Investments before Short-Term Investments (Cost — $183,721,847)			277,158,223
	Rate
Short-Term Investments — 1.0%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	3.497%	1,417,536	1,417,536 (a)
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	3.565%	1,417,536	1,417,536 (a)(b)

Total Short-Term Investments (Cost — $2,835,072)			2,835,072
Total Investments — 100.3% (Cost — $186,556,919)			279,993,295
Liabilities in Excess of Other Assets — (0.3)%			(759,462)
Total Net Assets — 100.0%			$279,233,833

See Notes to Financial Statements.

ClearBridge Mid Cap Growth Fund 2026 Semi-Annual Report

 ClearBridge Mid Cap Growth Fund
*	Non-income producing security.
(a)	Rate shown is one-day yield as of the end of the reporting period.
(b)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At April 30, 2026, the total market value of investments in Affiliated
Companies was $1,417,536 and the cost was $1,417,536 (Note 8).

Abbreviation(s) used in this schedule:
ADR	—	American Depositary Receipts
See Notes to Financial Statements.
ClearBridge Mid Cap Growth Fund 2026 Semi-Annual Report

Statement of Assets and Liabilities (unaudited)
April 30, 2026

Assets:
Investments in unaffiliated securities, at value (Cost — $185,139,383)	$278,575,759
Investments in affiliated securities, at value (Cost — $1,417,536)	1,417,536
Cash	10
Receivable for Fund shares sold	84,561
Dividends receivable from unaffiliated investments	4,648
Dividends receivable from affiliated investments	2,796
Prepaid expenses	26,991
Total Assets	280,112,301
Liabilities:
Payable for Fund shares repurchased	568,185
Investment management fee payable	140,691
Transfer agent fees payable	54,005
Fund accounting fees payable	45,259
Service and/or distribution fees payable	31,900
Trustees’ fees payable	550
Accrued expenses	37,878
Total Liabilities	878,468
Total Net Assets	$279,233,833
Net Assets:
Par value (Note 7)	$65
Paid-in capital in excess of par value	182,223,712
Total distributable earnings (loss)	97,010,056
Total Net Assets	$279,233,833
See Notes to Financial Statements.

ClearBridge Mid Cap Growth Fund 2026 Semi-Annual Report

Net Assets:
Class A	$151,278,094
Class C	$1,411,646
Class R	$1,489,995
Class I	$68,536,650
Class IS	$56,517,448
Shares Outstanding:
Class A	3,598,512
Class C	39,781
Class R	37,530
Class I	1,535,362
Class IS	1,254,756
Net Asset Value:
Class A (and redemption price)	$42.04
Class C*	$35.49
Class R (and redemption price)	$39.70
Class I (and redemption price)	$44.64
Class IS (and redemption price)	$45.04
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 5.50%)	$44.49

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).
See Notes to Financial Statements.
ClearBridge Mid Cap Growth Fund 2026 Semi-Annual Report

Statement of Operations (unaudited)
For the Six Months Ended April 30, 2026

Investment Income:
Dividends from unaffiliated investments	$520,738
Dividends from affiliated investments	21,975
Total Investment Income	542,713
Expenses:
Investment management fee (Note 2)	1,048,775
Service and/or distribution fees (Notes 2 and 5)	197,721
Transfer agent fees (Notes 2 and 5)	157,534
Registration fees	43,066
Fund accounting fees	35,509
Legal fees	21,980
Audit and tax fees	17,139
Shareholder reports	9,786
Trustees’ fees	7,653
Commitment fees (Note 9)	1,186
Insurance	945
Custody fees	866
Miscellaneous expenses	5,418
Total Expenses	1,547,578
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(151,695)
Net Expenses	1,395,883
Net Investment Loss	(853,170)
Realized and Unrealized Gain (Loss) on Investments and Written Options (Notes 1, 3 and 4):
Net Realized Gain From:
Investment transactions in unaffiliated securities	4,581,049
Written options	12,640
Net Realized Gain	4,593,689
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	(6,361,046)
Written options	280
Change in Net Unrealized Appreciation (Depreciation)	(6,360,766)
Net Loss on Investments and Written Options	(1,767,077)
Decrease in Net Assets From Operations	$(2,620,247)
See Notes to Financial Statements.

ClearBridge Mid Cap Growth Fund 2026 Semi-Annual Report

Statements of Changes in Net Assets

For the Six Months Ended April 30, 2026 (unaudited) and the Year Ended October 31, 2025	2026	2025
Operations:
Net investment loss	$(853,170)	$(1,741,631)
Net realized gain	4,593,689	29,471,158
Change in net unrealized appreciation (depreciation)	(6,360,766)	9,256,980
Increase (Decrease) in Net Assets From Operations	(2,620,247)	36,986,507
Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(18,323,472)	—
Decrease in Net Assets From Distributions to Shareholders	(18,323,472)	—
Fund Share Transactions (Note 7):
Net proceeds from sale of shares	20,024,012	77,509,964
Reinvestment of distributions	18,123,154	—
Cost of shares repurchased	(40,858,661)	(71,953,752)
Increase (Decrease) in Net Assets From Fund Share Transactions	(2,711,495)	5,556,212
Increase (Decrease) in Net Assets	(23,655,214)	42,542,719
Net Assets:
Beginning of period	302,889,047	260,346,328
End of period	$279,233,833	$302,889,047
See Notes to Financial Statements.
ClearBridge Mid Cap Growth Fund 2026 Semi-Annual Report

Financial Highlights

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class A Shares[1]	2026[2]	2025	2024	2023	2022	2021
Net asset value, beginning of period	$45.20	$39.61	$29.65	$28.16	$45.32	$34.84
Income (loss) from operations:
Net investment loss	(0.16)	(0.33)	(0.28)	(0.21)	(0.28)	(0.40)
Net realized and unrealized gain (loss)	(0.15)	5.92	10.24	1.70	(15.06)	16.32
Total income (loss) from operations	(0.31)	5.59	9.96	1.49	(15.34)	15.92
Less distributions from:
Net realized gains	(2.85)	—	—	—	(1.82)	(5.44)
Total distributions	(2.85)	—	—	—	(1.82)	(5.44)
Net asset value, end of period	$42.04	$45.20	$39.61	$29.65	$28.16	$45.32
Total return[3]	(0.70)%	14.11%	33.59%	5.29%	(35.04)%	50.73%
Net assets, end of period (000s)	$151,278	$158,105	$139,885	$101,079	$91,162	$126,014
Ratios to average net assets:
Gross expenses	1.25%[4]	1.25%	1.28%	1.34%	1.32%	1.32%
Net expenses[5,6]	1.15 [4]	1.15	1.16	1.20	1.16	1.14
Net investment loss	(0.76)[4]	(0.76)	(0.76)	(0.69)	(0.83)	(0.96)
Portfolio turnover rate	9%	32%	23%	14%	13%	15%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended April 30, 2026 (unaudited).
[3]
Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.
[5]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 1.20%. This expense limitation arrangement cannot be terminated prior to December 31, 2027 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.

ClearBridge Mid Cap Growth Fund 2026 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class C Shares[1]	2026[2]	2025	2024	2023	2022	2021
Net asset value, beginning of period	$38.73	$34.20	$25.79	$24.66	$40.20	$31.66
Income (loss) from operations:
Net investment loss	(0.26)	(0.56)	(0.47)	(0.36)	(0.46)	(0.59)
Net realized and unrealized gain (loss)	(0.13)	5.09	8.88	1.49	(13.26)	14.57
Total income (loss) from operations	(0.39)	4.53	8.41	1.13	(13.72)	13.98
Less distributions from:
Net realized gains	(2.85)	—	—	—	(1.82)	(5.44)
Total distributions	(2.85)	—	—	—	(1.82)	(5.44)
Net asset value, end of period	$35.49	$38.73	$34.20	$25.79	$24.66	$40.20
Total return[3]	(1.04)%	13.25%	32.61%	4.63%	(35.51)%	49.54%
Net assets, end of period (000s)	$1,412	$1,888	$1,532	$1,337	$1,443	$2,495
Ratios to average net assets:
Gross expenses	2.00%[4]	1.99%	2.00%	2.02%	2.04%	2.08%
Net expenses[5,6]	1.90 [4]	1.89	1.88	1.88	1.89	1.89
Net investment loss	(1.50)[4]	(1.51)	(1.48)	(1.37)	(1.55)	(1.69)
Portfolio turnover rate	9%	32%	23%	14%	13%	15%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended April 30, 2026 (unaudited).
[3]
Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.
[5]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.95%. This expense limitation arrangement cannot be terminated prior to December 31, 2027 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.
ClearBridge Mid Cap Growth Fund 2026 Semi-Annual Report

Financial Highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class R Shares[1]	2026[2]	2025	2024	2023	2022	2021
Net asset value, beginning of period	$42.90	$37.71	$28.31	$26.95	$43.58	$33.79
Income (loss) from operations:
Net investment loss	(0.21)	(0.44)	(0.38)	(0.28)	(0.35)	(0.48)
Net realized and unrealized gain (loss)	(0.14)	5.63	9.78	1.64	(14.46)	15.71
Total income (loss) from operations	(0.35)	5.19	9.40	1.36	(14.81)	15.23
Less distributions from:
Net realized gains	(2.85)	—	—	—	(1.82)	(5.44)
Total distributions	(2.85)	—	—	—	(1.82)	(5.44)
Net asset value, end of period	$39.70	$42.90	$37.71	$28.31	$26.95	$43.58
Total return[3]	(0.84)%	13.76%	33.20%	5.05%	(35.23)%	50.21%
Net assets, end of period (000s)	$1,490	$1,646	$1,307	$261	$182	$173
Ratios to average net assets:
Gross expenses	1.55%[4]	1.59%	1.57%	1.60%	1.81%	1.93%
Net expenses[5,6]	1.45 [4]	1.45	1.45	1.45	1.45	1.45
Net investment loss	(1.06)[4]	(1.07)	(1.08)	(0.94)	(1.10)	(1.25)
Portfolio turnover rate	9%	32%	23%	14%	13%	15%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended April 30, 2026 (unaudited).
[3]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.
[5]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 1.45%. This expense limitation arrangement cannot be terminated prior to December 31, 2027 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.

ClearBridge Mid Cap Growth Fund 2026 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class I Shares[1]	2026[2]	2025	2024	2023	2022	2021
Net asset value, beginning of period	$47.75	$41.72	$31.13	$29.46	$47.19	$35.99
Income (loss) from operations:
Net investment loss	(0.10)	(0.21)	(0.17)	(0.11)	(0.18)	(0.25)
Net realized and unrealized gain (loss)	(0.16)	6.24	10.76	1.78	(15.73)	16.89
Total income (loss) from operations	(0.26)	6.03	10.59	1.67	(15.91)	16.64
Less distributions from:
Net realized gains	(2.85)	—	—	—	(1.82)	(5.44)
Total distributions	(2.85)	—	—	—	(1.82)	(5.44)
Net asset value, end of period	$44.64	$47.75	$41.72	$31.13	$29.46	$47.19
Total return[3]	(0.55)%	14.45%	34.02%	5.67%	(34.85)%	51.16%
Net assets, end of period (000s)	$68,537	$78,155	$75,075	$58,499	$48,039	$58,306
Ratios to average net assets:
Gross expenses	0.97%[4]	0.95%	0.99%	1.00%	1.01%	0.99%
Net expenses[5,6]	0.85 [4]	0.85	0.85	0.85	0.85	0.80
Net investment loss	(0.46)[4]	(0.47)	(0.45)	(0.33)	(0.50)	(0.60)
Portfolio turnover rate	9%	32%	23%	14%	13%	15%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended April 30, 2026 (unaudited).
[3]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.
[5]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.85%. This expense limitation arrangement cannot be terminated prior to December 31, 2027 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the
Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.
ClearBridge Mid Cap Growth Fund 2026 Semi-Annual Report

Financial Highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class IS Shares[1]	2026[2]	2025	2024	2023	2022	2021
Net asset value, beginning of period	$48.13	$42.01	$31.32	$29.61	$47.37	$36.09
Income (loss) from operations:
Net investment loss	(0.08)	(0.17)	(0.14)	(0.08)	(0.12)	(0.24)
Net realized and unrealized gain (loss)	(0.16)	6.29	10.83	1.79	(15.82)	16.96
Total income (loss) from operations	(0.24)	6.12	10.69	1.71	(15.94)	16.72
Less distributions from:
Net realized gains	(2.85)	—	—	—	(1.82)	(5.44)
Total distributions	(2.85)	—	—	—	(1.82)	(5.44)
Net asset value, end of period	$45.04	$48.13	$42.01	$31.32	$29.61	$47.37
Total return[3]	(0.50)%	14.57%	34.13%	5.77%	(34.78)%	51.26%
Net assets, end of period (000s)	$56,517	$63,096	$42,547	$29,978	$25,579	$14,279
Ratios to average net assets:
Gross expenses	0.85%[4]	0.85%	0.87%	0.90%	0.91%	0.95%
Net expenses[5,6]	0.75 [4]	0.75	0.75	0.75	0.75	0.75
Net investment loss	(0.36)[4]	(0.37)	(0.35)	(0.24)	(0.37)	(0.56)
Portfolio turnover rate	9%	32%	23%	14%	13%	15%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended April 30, 2026 (unaudited).
[3]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.
[5]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 0.75%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2027 without the Board of Trustees’
consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares.

[6]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.

ClearBridge Mid Cap Growth Fund 2026 Semi-Annual Report

Notes to Financial Statements (unaudited)
1. Organization and significant accounting policies
ClearBridge Mid Cap Growth Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.
(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information
ClearBridge Mid Cap Growth Fund 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

ClearBridge Mid Cap Growth Fund 2026 Semi-Annual Report

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks†	$277,158,223	—	—	$277,158,223
Short-Term Investments†	2,835,072	—	—	2,835,072
Total Investments	$279,993,295	—	—	$279,993,295

†	See Schedule of Investments for additional detailed categorizations.
(b) Written options. The Fund may write option contracts generally to gain or reduce exposure to certain types of investments or market factors or as a means of attempting to enhance returns. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the premium received is recorded as a realized gain. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is recognized as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.
The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing an uncovered call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.
(c) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.
ClearBridge Mid Cap Growth Fund 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
(d) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.
With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.
The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter (“OTC”) derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or net asset value per share over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.
Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.
Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for OTC traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be

ClearBridge Mid Cap Growth Fund 2026 Semi-Annual Report

reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.
As of April 30, 2026, the Fund did not have any open OTC derivative transactions with credit related contingent features in a net liability position.
(e) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities) is recorded on the accrual basis. Amortization of premiums and accretion of discounts on debt securities are recorded to interest income over the lives of the respective securities, except for premiums on certain callable debt securities, which are amortized to the earliest call date. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.
(f) REIT distributions. The character of distributions received from Real Estate Investment Trusts (‘‘REITs’’) held by the Fund is generally comprised of net investment income, capital gains, and return of capital. It is the policy of the Fund to estimate the character of distributions received from underlying REITs based on historical data provided by the REITs. After each calendar year end, REITs report the actual tax character of these distributions. Differences between the estimated and actual amounts reported by the REITs are reflected in the Fund’s records in the year in which they are reported by the REITs by adjusting related investment cost basis, capital gains and income, as necessary.
(g) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.
(h) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.
(i) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.
Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of October 31, 2025, no provision for income tax is
ClearBridge Mid Cap Growth Fund 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for the prior three fiscal years are subject to examination by the Internal Revenue Service and state departments of revenue.
In some cases, the Fund may be entitled to reclaim all or a portion of such taxes, and such reclaim amounts, if any, are reflected as a dividend receivable in the Statement of Assets and Liabilities and dividend income in the Statement of Operations. In many cases, however, the Fund may not receive such amounts for an extended period of time, depending on the country of investment.
(j) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.
2. Investment management agreement and other transactions with affiliates
Franklin Templeton Fund Adviser, LLC (“FTFA”) is the Fund’s investment manager and ClearBridge Investments, LLC (“ClearBridge”) is the Fund’s subadviser. Western Asset Management Company, LLC (“Western Asset”) manages the portion of the Fund’s cash and short-term instruments allocated to it. FTFA, ClearBridge and Western Asset are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).
Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, in accordance with the following breakpoint schedule:

Average Daily Net Assets	Annual Rate
First $1 billion	0.750%
Next $1 billion	0.700
Next $3 billion	0.650
Next $5 billion	0.600
Over $10 billion	0.550
FTFA provides administrative and certain oversight services to the Fund. FTFA delegates to the subadviser the day-to-day portfolio management of the Fund, except for the management of the portion of the Fund’s cash and short-term instruments allocated to Western Asset. For its services, FTFA pays ClearBridge a fee monthly, at an annual rate equal to 70% of the net management fee it receives from the Fund. For Western Asset’s services to the Fund, FTFA pays Western Asset monthly 0.02% of the portion of the Fund’s average daily net assets that are allocated to Western Asset by FTFA.
As a result of expense limitation arrangements between the Fund and FTFA, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, Class C, Class R, Class I and Class IS shares did not exceed 1.20%, 1.95%, 1.45%, 0.85% and 0.75%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2027 without the Board’s consent. In addition, the manager has

ClearBridge Mid Cap Growth Fund 2026 Semi-Annual Report

agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund (the “affiliated money market fund waiver”). The affiliated money market fund waiver is not subject to the recapture provision discussed below.
During the six months ended April 30, 2026, fees waived and/or expenses reimbursed amounted to $151,695, which included an affiliated money market fund waiver of $703.
FTFA is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will FTFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.
Franklin Distributors, LLC (“Franklin Distributors”) serves as the Fund’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources. Franklin Templeton Investor Services, LLC (“Investor Services”) serves as the Fund’s shareholder servicing agent and acts as the Fund’s transfer agent and dividend-paying agent. Investor Services is an indirect, wholly-owned subsidiary of Franklin Resources. Each class of shares of the Fund pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. Investor Services charges account-based fees based on the number of individual shareholder accounts, as well as a fixed percentage fee based on the total account-based fees charged. In addition, each class reimburses Investor Services for out of pocket expenses incurred. For the six months ended April 30, 2026, the Fund incurred transfer agent fees as reported on the Statement of Operations, of which $8,060 was earned by Investor Services.
There is a maximum initial sales charge of 5.50% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00%, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by Franklin Distributors, equal or exceed $1,000,000  in the aggregate. These purchases do not incur an initial sales charge.
For the six months ended April 30, 2026, sales charges retained by and CDSCs paid to Franklin Distributors and its affiliates, if any, were as follows:

	Class A	Class C
Sales charges	$21,295	—
CDSCs	1,462	$41
All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.
ClearBridge Mid Cap Growth Fund 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
3. Investments
During the six months ended April 30, 2026, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$26,612,389
Sales	44,554,114
At April 30, 2026, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$186,688,498	$115,344,735	$(22,039,938)	$93,304,797
4. Derivative instruments and hedging activities
At April 30, 2026, the Fund did not have any derivative instruments outstanding.
The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended April 30, 2026. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in net unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
Equity Risk
Written options	$12,640

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
Equity Risk
Written options	$280
During the six months ended April 30, 2026, the volume of derivative activity for the Fund was as follows:

Average Market Value
Written options†	$1,846

†	At April 30, 2026, there were no open positions held in this derivative.
5. Class specific expenses, waivers and/or expense reimbursements
The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class C and Class R shares calculated at the annual rate of 0.25%, 1.00% and 0.50% of the average

ClearBridge Mid Cap Growth Fund 2026 Semi-Annual Report

daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.
For the six months ended April 30, 2026, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$185,966	$111,745
Class C	8,029	1,172
Class R	3,726	1,465
Class I	—	42,384
Class IS	—	768
Total	$197,721	$157,534
For the six months ended April 30, 2026, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$76,513
Class C	821
Class R	765
Class I	43,348
Class IS	30,248
Total	$151,695
6. Distributions to shareholders by class

	Six Months Ended April 30, 2026	Year Ended October 31, 2025
Net Realized Gains:
Class A	$9,896,794	—
Class C	133,414	—
Class R	109,981	—
Class I	4,534,762	—
Class IS	3,648,521	—
Total	$18,323,472	—
7. Shares of beneficial interest
At April 30, 2026, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.
ClearBridge Mid Cap Growth Fund 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
Transactions in shares of each class were as follows:

	Six Months Ended April 30, 2026		Year Ended October 31, 2025
	Shares	Amount	Shares	Amount
Class A
Shares sold	238,002	$9,878,493	592,521	$25,544,078
Shares issued on reinvestment	233,773	9,862,879	—	—
Shares repurchased	(371,386)	(15,409,527)	(626,299)	(26,951,123)
Net increase (decrease)	100,389	$4,331,845	(33,778)	$(1,407,045)
Class C
Shares sold	2,157	$77,033	16,696	$623,856
Shares issued on reinvestment	3,736	133,414	—	—
Shares repurchased	(14,860)	(525,122)	(12,740)	(463,233)
Net increase (decrease)	(8,967)	$(314,675)	3,956	$160,623
Class R
Shares sold	4,006	$155,061	21,772	$895,154
Shares issued on reinvestment	2,602	103,791	—	—
Shares repurchased	(7,443)	(287,249)	(18,073)	(734,470)
Net increase (decrease)	(835)	$(28,397)	3,699	$160,684
Class I
Shares sold	105,045	$4,629,675	436,670	$19,520,486
Shares issued on reinvestment	98,415	4,403,081	—	—
Shares repurchased	(304,944)	(13,349,851)	(599,370)	(27,129,664)
Net decrease	(101,484)	$(4,317,095)	(162,700)	$(7,609,178)
Class IS
Shares sold	118,327	$5,283,750	670,059	$30,926,390
Shares issued on reinvestment	80,212	3,619,989	—	—
Shares repurchased	(254,712)	(11,286,912)	(371,872)	(16,675,262)
Net increase (decrease)	(56,173)	$(2,383,173)	298,187	$14,251,128
8. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the six months ended April 30, 2026. The following transactions were effected in such company for the six months ended April 30, 2026.

	Affiliate Value at October 31, 2025	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$3,035,799	$9,507,951	9,507,951	$11,126,214	11,126,214

ClearBridge Mid Cap Growth Fund 2026 Semi-Annual Report

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at April 30, 2026
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$21,975	—	$1,417,536
9. Redemption facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by Franklin Resources or its affiliates, is a borrower in a joint syndicated senior unsecured credit facility totaling $2.995 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on January 29, 2027.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Fund did not utilize the Global Credit Facility during the six months ended April 30, 2026.
10. Operating segments
The Fund operates as a single operating segment, which is an investment portfolio. A management group assigned to the Fund within the Fund’s investment manager serves as the Chief Operating Decision Maker (“CODM”) and is responsible for evaluating the Fund’s operating results and allocating resources in accordance with the Fund’s investment strategy. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related Notes to Financial Statements. The Fund’s Schedule of Investments provides details of the Fund’s investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial Highlights.
ClearBridge Mid Cap Growth Fund 2026 Semi-Annual Report

Changes in and Disagreements with Accountants	For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders	For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others	For the period covered by this report
Refer to the financial statements included herein.

ClearBridge Mid Cap Growth Fund

(This page intentionally left blank.)

(This page intentionally left blank.)

ClearBridge
Mid Cap Growth Fund
Trustees
Andrew L. Breech
Stephen R. Gross
Susan M. Heilbron
Arnold L. Lehman
Robin J. W. Masters
G. Peter O’Brien
Chair
Thomas F. Schlafly
Jane Trust
Investment manager
Franklin Templeton Fund Adviser, LLC
Subadviser
ClearBridge Investments, LLC
Distributor
Franklin Distributors, LLC
Custodian
The Bank of New York Mellon
Transfer agent
Franklin Templeton Investor
Services, LLC
3344 Quality Drive
Rancho Cordova, CA 95670-7313
Independent registered public accounting firm
PricewaterhouseCoopers LLP
Baltimore, MD
ClearBridge Mid Cap Growth Fund
The Fund is a separate investment series of Legg Mason Partners Investment Trust, a Maryland statutory trust.
ClearBridge Mid Cap Growth Fund
Legg Mason Funds
One Madison Avenue, 17th Floor
New York, NY 10010
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 877-6LM-FUND/656-3863.
Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 877-6LM-FUND/656-3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.
This report is submitted for the general information of the shareholders of ClearBridge Mid Cap Growth Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.
Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.
www.franklintempleton.com
© 2026 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

90755-SFSOI 6/26
© 2026 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrants acknowledge the Staff’s comment. In future filings on Form N-CSR, the certifications required by Rule 30a-2 and Item 19(a)(3) will include the designations “principal executive officer” and “principal financial officer” in the signature blocks, reflecting the capacity in which each signatory executes the certification, in conformity with the language of the Rule and Form N-CSR. The Registrants may also include each signatory’s actual title with respect to the Funds alongside the required designation.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected or are likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Investment Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	June 24, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	June 24, 2026

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	June 24, 2026